CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible Notes
Balance, beginning of the period		$ 0	$ 931
Accretion expense			139
Debt conversion			(1,070)
Balance, end of the period			$ 0